Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Revenue from the rendering of services (recognized over time)	€ 164	€ 1,586	€ 2,255	€ 8,874
Sale of clinical supply (recognized at a point in time)	1,959		2,206
"Right-to-use" licenses (recognized at a point in time)	634	657	1,957	1,994
Total revenue	2,757	2,243	6,418	10,868
Revenue by geographical location
Total revenue	2,757	2,243	6,418	10,868
VISEN Pharmaceuticals [Member]
Disclosure of operating segments [line items]
Total revenue	2,757	2,243	6,418	10,864
Revenue by geographical location
Total revenue	2,757	2,243	6,418	10,864
Other collaboration partners [Member]
Disclosure of operating segments [line items]
Total revenue				4
Revenue by geographical location
Total revenue				4
North America [member]
Disclosure of operating segments [line items]
Total revenue	634	2,243	1,957	10,868
Revenue by geographical location
Total revenue	634	€ 2,243	1,957	€ 10,868
China [member]
Disclosure of operating segments [line items]
Total revenue	2,123		4,461
Revenue by geographical location
Total revenue	€ 2,123		€ 4,461